Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000034884
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Member Shares
Trading Symbol	USSPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Shares	$12	0.22%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
AssetsNet	$ 14,577,938,000
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$14,577,938
Number of Holdings	513
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.6%
Industrials	8.3%
Health Care	9.0%
Consumer Discretionary	10.2%
Communication Services	10.3%
Financials	13.0%
Information TechnologyFootnote Reference**	35.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	1.4%

C000034885
Shareholder Report [Line Items]
Fund Name	Victory 500 Index Fund
Class Name	Reward Shares
Trading Symbol	USPRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Reward Shares	$8	0.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 14,577,938,000
Holdings Count | Holding	513
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$14,577,938
Number of Holdings	513
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.6%
Industrials	8.3%
Health Care	9.0%
Consumer Discretionary	10.2%
Communication Services	10.3%
Financials	13.0%
Information TechnologyFootnote Reference**	35.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	8.0%
Apple, Inc.	6.8%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
JPMorgan Chase & Co.	1.4%

C000034863
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Fund Shares
Trading Symbol	USAUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$38	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,802,850,000
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,802,850
Number of Holdings	110
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	0.1%
Energy	0.3%
Consumer Staples	0.8%
Financials	4.8%
Health Care	7.8%
Industrials	9.0%
Consumer Discretionary	11.4%
Communication Services	15.0%
Information TechnologyFootnote Reference**	50.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	14.4%
Microsoft Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	3.3%
Netflix, Inc.	3.2%
ServiceNow, Inc.	2.3%

C000066835
Shareholder Report [Line Items]
Fund Name	Victory Aggressive Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIAGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$42	0.72%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,802,850,000
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,802,850
Number of Holdings	110
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	0.1%
Energy	0.3%
Consumer Staples	0.8%
Financials	4.8%
Health Care	7.8%
Industrials	9.0%
Consumer Discretionary	11.4%
Communication Services	15.0%
Information TechnologyFootnote Reference**	50.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	14.4%
Microsoft Corp.	6.8%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class C	5.7%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	3.3%
Netflix, Inc.	3.2%
ServiceNow, Inc.	2.3%

C000034895
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Fund Shares
Trading Symbol	USCGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$57	1.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,039,489,000
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,039,489
Number of Holdings	460
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.0%
Materials	4.3%
Consumer Staples	6.0%
Consumer Discretionary	7.8%
Communication Services	9.3%
Health Care	10.2%
Industrials	13.1%
Financials	14.7%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	6.0%
Microsoft Corp.	4.7%
Alphabet, Inc., Class A	3.2%
Apple, Inc.	2.8%
Alphabet, Inc., Class C	2.1%
Real Estate Select Sector SPDR Fund	1.1%
JPMorgan Chase & Co.	1.1%
Cisco Systems, Inc.	0.9%
Merck & Co., Inc.	0.8%
AbbVie, Inc.	0.8%

C000159209
Shareholder Report [Line Items]
Fund Name	Victory Capital Growth Fund
Class Name	Institutional Shares
Trading Symbol	UICGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$61	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,039,489,000
Holdings Count | Holding	460
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,039,489
Number of Holdings	460
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.0%
Materials	4.3%
Consumer Staples	6.0%
Consumer Discretionary	7.8%
Communication Services	9.3%
Health Care	10.2%
Industrials	13.1%
Financials	14.7%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	6.0%
Microsoft Corp.	4.7%
Alphabet, Inc., Class A	3.2%
Apple, Inc.	2.8%
Alphabet, Inc., Class C	2.1%
Real Estate Select Sector SPDR Fund	1.1%
JPMorgan Chase & Co.	1.1%
Cisco Systems, Inc.	0.9%
Merck & Co., Inc.	0.8%
AbbVie, Inc.	0.8%

C000220613
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class A
Trading Symbol	UITBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.86%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 5,405,159,000
Holdings Count | Holding	1,326
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%

C000220614
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class C
Trading Symbol	UITCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
AssetsNet	$ 5,405,159,000
Holdings Count | Holding	1,326
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%

C000175750
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	URIBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 5,405,159,000
Holdings Count | Holding	1,326
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%

C000034871
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Fund Shares
Trading Symbol	USIBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 5,405,159,000
Holdings Count | Holding	1,326
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%

C000066840
Shareholder Report [Line Items]
Fund Name	Victory Core Plus Intermediate Bond Fund
Class Name	Institutional Shares
Trading Symbol	UIITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$29	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 5,405,159,000
Holdings Count | Holding	1,326
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$5,405,159
Number of Holdings	1,326
Portfolio Turnover	35%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	20.1%
U.S. Treasury Obligations	19.5%
U.S. Government Agency Mortgages	19.1%
Asset-Backed Securities	18.8%
Collateralized Mortgage Obligations	9.5%
Municipal Bonds	4.6%
Yankee Dollars	3.6%
OtherFootnote Reference**	3.8%

C000034943
Shareholder Report [Line Items]
Fund Name	Victory Extended Market Index Fund
Class Name	Fund Shares
Trading Symbol	USMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 746,549,000
Holdings Count | Holding	2,486
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$746,549
Number of Holdings	2,486
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	3.4%
Consumer Staples	3.4%
Communication Services	3.8%
Materials	4.3%
Real Estate	6.7%
Consumer Discretionary	11.8%
Health Care	13.6%
Information Technology	14.2%
Financials	16.1%
Industrials	19.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Insmed, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.4%
Bloom Energy Corp., Class A	0.4%
Rocket Lab Corp.	0.4%
Sandisk Corp.	0.4%
Ciena Corp.	0.4%
Reddit, Inc., Class A	0.4%
Astera Labs, Inc.	0.4%
Tapestry, Inc.	0.3%
United Therapeutics Corp.	0.3%

C000129296
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Fund Shares
Trading Symbol	UGMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$48	0.90%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
AssetsNet	$ 435,009,000
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$435,009
Number of Holdings	404
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	1.3%
Materials	2.1%
Energy	4.1%
Consumer Staples	8.7%
Health Care	9.2%
Communication Services	9.9%
Consumer Discretionary	11.1%
Financials	12.1%
Industrials	12.6%
Information Technology	28.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.8%
Apple, Inc.	4.1%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.4%
Microsoft Corp.	1.9%
Alphabet, Inc., Class A	1.6%
Mastercard, Inc., Class A	1.3%
Lam Research Corp.	1.2%
Altria Group, Inc.	1.1%
Booking Holdings, Inc.	1.1%

C000066372
Shareholder Report [Line Items]
Fund Name	Victory Global Managed Volatility Fund
Class Name	Institutional Shares
Trading Symbol	UGOFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 435,009,000
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$435,009
Number of Holdings	404
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	1.3%
Materials	2.1%
Energy	4.1%
Consumer Staples	8.7%
Health Care	9.2%
Communication Services	9.9%
Consumer Discretionary	11.1%
Financials	12.1%
Industrials	12.6%
Information Technology	28.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.8%
Apple, Inc.	4.1%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.4%
Microsoft Corp.	1.9%
Alphabet, Inc., Class A	1.6%
Mastercard, Inc., Class A	1.3%
Lam Research Corp.	1.2%
Altria Group, Inc.	1.1%
Booking Holdings, Inc.	1.1%

C000034865
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Fund Shares
Trading Symbol	USGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$46	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,158,561,000
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,158,561
Number of Holdings	441
Portfolio Turnover	21%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	2.0%
Utilities	3.2%
Energy	3.5%
Consumer Staples	7.0%
Industrials	8.0%
Consumer Discretionary	8.6%
Communication Services	10.5%
Health Care	12.3%
Financials	14.8%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

C000159207
Shareholder Report [Line Items]
Fund Name	Victory Growth & Income Fund
Class Name	Institutional Shares
Trading Symbol	UIGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$47	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,158,561,000
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,158,561
Number of Holdings	441
Portfolio Turnover	21%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	2.0%
Utilities	3.2%
Energy	3.5%
Consumer Staples	7.0%
Industrials	8.0%
Consumer Discretionary	8.6%
Communication Services	10.5%
Health Care	12.3%
Financials	14.8%
Information TechnologyFootnote Reference**	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	5.6%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%

C000034864
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Fund Shares
Trading Symbol	USAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$52	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,759,839,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,759,839
Number of Holdings	74
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.0%
Consumer Discretionary	14.1%
Communication Services	17.4%
Information TechnologyFootnote Reference**	45.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	13.6%
Microsoft Corp.	8.2%
Tesla, Inc.	5.8%
Apple, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Amazon.com, Inc.	5.3%
Netflix, Inc.	4.2%
Oracle Corp.	4.1%
Visa, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%

C000066836
Shareholder Report [Line Items]
Fund Name	Victory Growth Fund
Class Name	Institutional Shares
Trading Symbol	UIGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$56	0.96%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.96%
AssetsNet	$ 2,759,839,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,759,839
Number of Holdings	74
Portfolio Turnover	6%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Energy	0.2%
Consumer Staples	1.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.0%
Consumer Discretionary	14.1%
Communication Services	17.4%
Information TechnologyFootnote Reference**	45.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	13.6%
Microsoft Corp.	8.2%
Tesla, Inc.	5.8%
Apple, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Amazon.com, Inc.	5.3%
Netflix, Inc.	4.2%
Oracle Corp.	4.1%
Visa, Inc., Class A	3.8%
Alphabet, Inc., Class C	3.3%

C000175747
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Class R6
Trading Symbol	URHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$35	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 982,752,000
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%

C000034867
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Fund Shares
Trading Symbol	USHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$44	0.84%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 982,752,000
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%

C000066837
Shareholder Report [Line Items]
Fund Name	Victory High Income Fund
Class Name	Institutional Shares
Trading Symbol	UIHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$40	0.77%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 982,752,000
Holdings Count | Holding	487
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$982,752
Number of Holdings	487
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
ABS Other	4.1%
Energy	4.4%
Health Care	5.2%
Information Technology	5.4%
Consumer Staples	5.8%
Financials	11.3%
Industrials	13.6%
Consumer Discretionary	13.7%
Communication Services	13.8%

C000220609
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class A
Trading Symbol	UINCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 3,865,401,000
Holdings Count | Holding	965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%

C000175748
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Class R6
Trading Symbol	URIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,865,401,000
Holdings Count | Holding	965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%

C000034868
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Fund Shares
Trading Symbol	USAIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,865,401,000
Holdings Count | Holding	965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%

C000066838
Shareholder Report [Line Items]
Fund Name	Victory Income Fund
Class Name	Institutional Shares
Trading Symbol	UIINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.52%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 3,865,401,000
Holdings Count | Holding	965
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$3,865,401
Number of Holdings	965
Portfolio Turnover	8%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	33.9%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	11.2%
U.S. Government Agency Mortgages	9.7%
Yankee Dollars	8.7%
Collateralized Mortgage Obligations	5.2%
Municipal Bonds	2.6%
OtherFootnote Reference**	0.8%

C000034869
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Fund Shares
Trading Symbol	USISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$39	0.72%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,585,352,000
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,585,352
Number of Holdings	148
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
Real Estate	4.2%
Communication Services	4.2%
Consumer Discretionary	6.3%
Energy	7.2%
Consumer Staples	9.0%
Information Technology	12.0%
Industrials	14.0%
Health Care	14.9%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

JPMorgan Chase & Co.	2.8%
Caterpillar, Inc.	2.4%
Johnson & Johnson	2.2%
The Goldman Sachs Group, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
Altria Group, Inc.	2.1%
Valero Energy Corp.	2.1%
Cisco Systems, Inc.	2.0%
Bristol-Myers Squibb Co.	1.9%
Verizon Communications, Inc.	1.7%

C000066839
Shareholder Report [Line Items]
Fund Name	Victory Income Stock Fund
Class Name	Institutional Shares
Trading Symbol	UIISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$38	0.72%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 2,585,352,000
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,585,352
Number of Holdings	148
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	4.1%
Real Estate	4.2%
Communication Services	4.2%
Consumer Discretionary	6.3%
Energy	7.2%
Consumer Staples	9.0%
Information Technology	12.0%
Industrials	14.0%
Health Care	14.9%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

JPMorgan Chase & Co.	2.8%
Caterpillar, Inc.	2.4%
Johnson & Johnson	2.2%
The Goldman Sachs Group, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
Altria Group, Inc.	2.1%
Valero Energy Corp.	2.1%
Cisco Systems, Inc.	2.0%
Bristol-Myers Squibb Co.	1.9%
Verizon Communications, Inc.	1.7%

C000034875
Shareholder Report [Line Items]
Fund Name	Victory Money Market Fund
Class Name	Fund Shares
Trading Symbol	USAXX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$32	0.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 2,083,234,000
Holdings Count | Holding	55
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,083,234
Number of Holdings	55
7 Day Net Yield	3.72%

Holdings [Text Block]

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Commercial Paper	56.0%
Repurchase Agreements	34.0%
Certificates of Deposit	9.8%

C000220618
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class A
Trading Symbol	UANQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$41	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.70%
AssetsNet	$ 8,453,084,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%

C000220620
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class C
Trading Symbol	UCNQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$85	1.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.45%
AssetsNet	$ 8,453,084,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%

C000179381
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Class R6
Trading Symbol	URNQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.29%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.29%
AssetsNet	$ 8,453,084,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%

C000034876
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Fund Shares
Trading Symbol	USNQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.41%
AssetsNet	$ 8,453,084,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%

C000220619
Shareholder Report [Line Items]
Fund Name	Victory Nasdaq-100 Index Fund
Class Name	Institutional Shares
Trading Symbol	UINQX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.42%
AssetsNet	$ 8,453,084,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$8,453,084
Number of Holdings	107
Portfolio Turnover	2%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Financials	0.3%
Energy	0.5%
Materials	1.0%
Utilities	1.4%
Industrials	3.8%
Consumer Staples	4.3%
Health Care	4.4%
Consumer Discretionary	13.2%
Communication Services	14.7%
Information TechnologyFootnote Reference**	56.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.3%
Apple, Inc.	8.4%
Microsoft Corp.	8.0%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla, Inc.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.2%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.4%

C000220624
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Class A
Trading Symbol	USTCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$76	1.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,444,782,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,444,782
Number of Holdings	200
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Consumer Staples	0.3%
Financials	3.4%
Consumer Discretionary	4.2%
Health Care	11.4%
Communication Services	13.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.8%
Microsoft Corp.	6.6%
Meta Platforms, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	4.0%
AppLovin Corp., Class A	3.0%
Broadcom, Inc.	3.0%
Oracle Corp.	2.5%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.4%

C000034880
Shareholder Report [Line Items]
Fund Name	Victory Science & Technology Fund
Class Name	Fund Shares
Trading Symbol	USSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$57	0.96%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,444,782,000
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,444,782
Number of Holdings	200
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Consumer Staples	0.3%
Financials	3.4%
Consumer Discretionary	4.2%
Health Care	11.4%
Communication Services	13.8%
Information TechnologyFootnote Reference**	65.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

NVIDIA Corp.	10.8%
Microsoft Corp.	6.6%
Meta Platforms, Inc., Class A	5.6%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	4.0%
AppLovin Corp., Class A	3.0%
Broadcom, Inc.	3.0%
Oracle Corp.	2.5%
Apple, Inc.	2.5%
ServiceNow, Inc.	2.4%

C000220627
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class A
Trading Symbol	UASBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.74%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,694,669,000
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%

C000175751
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URSBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$17	0.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,694,669,000
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%

C000034882
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	USSBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$29	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,694,669,000
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%

C000066843
Shareholder Report [Line Items]
Fund Name	Victory Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UISBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$24	0.46%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 2,694,669,000
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$2,694,669
Number of Holdings	1,018
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	36.2%
Asset-Backed Securities	31.7%
U.S. Treasury Obligations	15.7%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	4.6%
OtherFootnote Reference**	2.1%

C000034883
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Fund Shares
Trading Symbol	USCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$56	1.01%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.01%
AssetsNet	$ 819,892,000
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$819,892
Number of Holdings	479
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.6%
Communication Services	2.7%
Materials	4.3%
Energy	4.8%
Real Estate	5.5%
Consumer Discretionary	10.1%
Health Care	15.4%
Industrials	16.3%
Information Technology	16.8%
Financials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Sterling Infrastructure, Inc.	1.1%
Porch Group, Inc.	1.1%
Carpenter Technology Corp.	1.0%
indie Semiconductor, Inc., Class A	0.7%
Taylor Morrison Home Corp.	0.7%
Gates Industrial Corp. PLC	0.7%
Murphy Oil Corp.	0.6%
Signet Jewelers Ltd.	0.6%
Black Hills Corp.	0.6%
Magnite, Inc.	0.6%

C000066844
Shareholder Report [Line Items]
Fund Name	Victory Small Cap Stock Fund
Class Name	Institutional Shares
Trading Symbol	UISCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$52	0.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.93%
AssetsNet	$ 819,892,000
Holdings Count | Holding	479
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$819,892
Number of Holdings	479
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Utilities	2.6%
Communication Services	2.7%
Materials	4.3%
Energy	4.8%
Real Estate	5.5%
Consumer Discretionary	10.1%
Health Care	15.4%
Industrials	16.3%
Information Technology	16.8%
Financials	18.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Sterling Infrastructure, Inc.	1.1%
Porch Group, Inc.	1.1%
Carpenter Technology Corp.	1.0%
indie Semiconductor, Inc., Class A	0.7%
Taylor Morrison Home Corp.	0.7%
Gates Industrial Corp. PLC	0.7%
Murphy Oil Corp.	0.6%
Signet Jewelers Ltd.	0.6%
Black Hills Corp.	0.6%
Magnite, Inc.	0.6%

C000066375
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2030 Fund
Class Name	Fund Shares
Trading Symbol	URTRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 1,294,383,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,294,383
Number of Holdings	35
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Government Securities Fund, Institutional Shares	15.8%
Victory Global Managed Volatility Fund, Institutional Shares	7.1%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	6.9%
VictoryShares Short-Term Bond ETF	5.6%
Victory Target Managed Allocation Fund	5.4%
Victory Short-Term Bond Fund, Institutional Shares	5.4%
Victory RS International Fund, Class R6	5.0%
Victory 500 Index Fund, Reward Shares	4.7%
Victory High Income Fund, Institutional Shares	4.0%
VictoryShares Corporate Bond ETF	3.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	38.2%
Affiliated Fixed-Income Mutual Funds	32.1%
Affiliated Equity Exchange-Traded Funds	20.1%
Affiliated Fixed-Income Exchange-Traded Funds	9.4%

C000066376
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2040 Fund
Class Name	Fund Shares
Trading Symbol	URFRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$1	0.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 1,748,198,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,748,198
Number of Holdings	35
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	9.4%
Victory Target Managed Allocation Fund	7.6%
Victory 500 Index Fund, Reward Shares	7.1%
Victory RS International Fund, Class R6	6.8%
Victory Government Securities Fund, Institutional Shares	6.4%
VictoryShares WestEnd U.S. Sector ETF	5.0%
Victory Trivalent International Fund-Core Equity, Class R6	4.8%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	4.4%
VictoryShares International Value Momentum ETF	4.4%
Victory Nasdaq-100 Index Fund, Class R6	4.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	49.3%
Affiliated Fixed-Income Mutual Funds	15.9%
Affiliated Equity Exchange-Traded Funds	28.4%
Affiliated Fixed-Income Exchange-Traded Funds	5.9%

C000066377
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2050 Fund
Class Name	Fund Shares
Trading Symbol	URFFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.03%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,122,572,000
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,122,572
Number of Holdings	34
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Global Managed Volatility Fund, Institutional Shares	10.9%
Victory Target Managed Allocation Fund	8.6%
Victory 500 Index Fund, Reward Shares	8.6%
Victory RS International Fund, Class R6	7.9%
VictoryShares WestEnd U.S. Sector ETF	6.0%
Victory Trivalent International Fund-Core Equity, Class R6	5.6%
Victory Nasdaq-100 Index Fund, Class R6	5.2%
VictoryShares International Value Momentum ETF	5.1%
VictoryShares Free Cash Flow ETF	4.3%
Victory Government Securities Fund, Institutional Shares	3.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	56.7%
Affiliated Fixed-Income Mutual Funds	8.1%
Affiliated Equity Exchange-Traded Funds	33.9%
Affiliated Fixed-Income Exchange-Traded Funds	1.2%

C000128656
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement 2060 Fund
Class Name	Fund Shares
Trading Symbol	URSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 173,074,000
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$173,074
Number of Holdings	32
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory 500 Index Fund, Reward Shares	9.6%
Victory Global Managed Volatility Fund, Institutional Shares	9.4%
Victory RS International Fund, Class R6	8.0%
Victory Target Managed Allocation Fund	7.6%
VictoryShares WestEnd U.S. Sector ETF	6.6%
Victory Trivalent International Fund-Core Equity, Class R6	5.4%
Victory Nasdaq-100 Index Fund, Class R6	5.4%
VictoryShares International Value Momentum ETF	5.2%
VictoryShares US Value Momentum ETF	4.8%
VictoryShares Free Cash Flow ETF	4.8%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	54.9%
Affiliated Fixed-Income Mutual Funds	5.9%
Affiliated Equity Exchange-Traded Funds	37.7%
Affiliated Fixed-Income Exchange-Traded Funds	1.0%

C000066373
Shareholder Report [Line Items]
Fund Name	Victory Target Retirement Income Fund
Class Name	Fund Shares
Trading Symbol	URINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$2	0.04%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 678,190,000
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$678,190
Number of Holdings	34
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Victory Government Securities Fund, Institutional Shares	21.1%
Victory Short-Term Bond Fund, Institutional Shares	11.5%
Victory Core Plus Intermediate Bond Fund, Institutional Shares	10.6%
VictoryShares Corporate Bond ETF	6.1%
Victory Market Neutral Income Fund, Class I	5.5%
Victory High Income Fund, Institutional Shares	4.7%
Victory Global Managed Volatility Fund, Institutional Shares	4.4%
Victory RS International Fund, Class R6	3.7%
Victory Target Managed Allocation Fund	3.5%
VictoryShares Short-Term Bond ETF	3.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	48.0%
Affiliated Equity Mutual Funds	27.4%
Affiliated Equity Exchange-Traded Funds	14.7%
Affiliated Fixed-Income Exchange-Traded Funds	9.4%

C000220636
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class A
Trading Symbol	USBAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$44	0.87%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 307,402,000
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%

C000179382
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Class R6
Trading Symbol	URUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$22	0.43%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 307,402,000
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%

C000092834
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Fund Shares
Trading Symbol	UUSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.61%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 307,402,000
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%

C000130753
Shareholder Report [Line Items]
Fund Name	Victory Ultra Short-Term Bond Fund
Class Name	Institutional Shares
Trading Symbol	UUSIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 307,402,000
Holdings Count | Holding	422
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$307,402
Number of Holdings	422
Portfolio Turnover	29%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of October 31, 2025)

Value	Value
Corporate Bonds	25.5%
Asset-Backed Securities	20.0%
Yankee Dollars	15.0%
Collateralized Mortgage Obligations	11.3%
OtherFootnote Reference**	3.0%

C000034890
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Fund Shares
Trading Symbol	UVALX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$49	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,344,520,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,344,520
Number of Holdings	184
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	3.6%
Utilities	4.4%
Energy	5.1%
Communication Services	5.3%
Consumer Staples	5.5%
Consumer Discretionary	5.8%
Information Technology	12.1%
Health Care	16.0%
Industrials	16.6%
Financials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Alphabet, Inc., Class A	3.0%
U.S. Bancorp	1.9%
Citigroup, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
KeyCorp	1.6%
Valero Energy Corp.	1.5%
Everest Group Ltd.	1.4%
Fairfax Financial Holdings Ltd.	1.4%
Applied Materials, Inc.	1.4%

C000066845
Shareholder Report [Line Items]
Fund Name	Victory Value Fund
Class Name	Institutional Shares
Trading Symbol	UIVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$47	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,344,520,000
Holdings Count | Holding	184
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of October 31, 2025)

Net Assets	$1,344,520
Number of Holdings	184
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Value	Value
Materials	3.6%
Utilities	4.4%
Energy	5.1%
Communication Services	5.3%
Consumer Staples	5.5%
Consumer Discretionary	5.8%
Information Technology	12.1%
Health Care	16.0%
Industrials	16.6%
Financials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of October 31, 2025)

Alphabet, Inc., Class A	3.0%
U.S. Bancorp	1.9%
Citigroup, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
KeyCorp	1.6%
Valero Energy Corp.	1.5%
Everest Group Ltd.	1.4%
Fairfax Financial Holdings Ltd.	1.4%
Applied Materials, Inc.	1.4%